UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SMALL CAP STOCK FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48494-0613                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
April 30, 2013 (unaudited)

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             COMMON STOCKS (96.4%)

             CONSUMER DISCRETIONARY (15.4%)
             ------------------------------
             APPAREL RETAIL (4.8%)
    21,000   Abercrombie & Fitch Co. "A"                                    $    1,041
   462,000   Aeropostale, Inc.*                                                  6,773
   281,520   Ann, Inc.*                                                          8,316
   464,800   Ascena Retail Group, Inc.*                                          8,599
   340,254   Cato Corp. "A"                                                      8,169
   165,100   Chico's FAS, Inc.                                                   3,016
     7,800   DSW, Inc. "A"                                                         516
   330,000   Finish Line, Inc. "A"                                               6,399
    61,100   Francescas Holdings Corp.*                                          1,745
    18,000   Genesco, Inc.*                                                      1,108
    40,000   Guess?, Inc.                                                        1,107
   278,050   Stage Stores, Inc.                                                  7,699
                                                                            ----------
                                                                                54,488
                                                                            ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
    36,200   Hanesbrands, Inc.*                                                  1,816
    14,300   Oxford Industries, Inc.                                               846
    37,700   Vera Bradley, Inc.*                                                   860
                                                                            ----------
                                                                                 3,522
                                                                            ----------
             AUTO PARTS & EQUIPMENT (0.4%)
   106,900   Gentherm, Inc.*                                                     1,628
   335,700   Modine Manufacturing Co.*                                           3,068
                                                                            ----------
                                                                                 4,696
                                                                            ----------
             AUTOMOTIVE RETAIL (0.2%)
    68,300   Monro Muffler Brake, Inc.                                           2,825
                                                                            ----------
             BROADCASTING (0.2%)
   158,900   Pandora Media, Inc.*                                                2,214
                                                                            ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    37,915   Rent-A-Center, Inc.                                                 1,324
                                                                            ----------
             CONSUMER ELECTRONICS (0.7%)
   192,000   Harman International Industries, Inc.                               8,584
    15,000   ZAGG, Inc.*                                                           102
                                                                            ----------
                                                                                 8,686
                                                                            ----------
             DEPARTMENT STORES (0.7%)
   708,000   Saks, Inc.*                                                         8,177
                                                                            ----------
             EDUCATION SERVICES (0.2%)
    84,600   Grand Canyon Education, Inc.*                                       2,163
                                                                            ----------
             FOOTWEAR (0.4%)
   149,300   Crocs, Inc.*                                                        2,392
    37,300   Steven Madden Ltd.*                                                 1,814
                                                                            ----------
                                                                                 4,206
                                                                            ----------

================================================================================

1  | USAA Small Cap Stock Fund

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             GENERAL MERCHANDISE STORES (0.6%)
   471,000   Fred's, Inc. "A"                                               $    6,702
                                                                            ----------
             HOMEBUILDING (0.1%)
    17,700   KB Home                                                               399
     7,950   Meritage Homes Corp.*                                                 388
    11,600   Pulte Group, Inc.*                                                    243
     5,100   Ryland Group, Inc.                                                    230
                                                                            ----------
                                                                                 1,260
                                                                            ----------
             HOMEFURNISHING RETAIL (0.0%)
    12,600   Aaron's, Inc.                                                         362
                                                                            ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
    51,100   Choice Hotels International, Inc.                                   1,996
                                                                            ----------
             HOUSEHOLD APPLIANCES (1.0%)
   238,000   Helen of Troy Ltd.*                                                 8,302
    96,400   iRobot Corp.*                                                       2,804
                                                                            ----------
                                                                                11,106
                                                                            ----------
             LEISURE FACILITIES (0.6%)
   204,085   SeaWorld Entertainment, Inc.*                                       6,857
                                                                            ----------
             LEISURE PRODUCTS (0.3%)
   206,000   Black Diamond, Inc.*                                                2,019
    44,800   Brunswick Corp.                                                     1,418
                                                                            ----------
                                                                                 3,437
                                                                            ----------
             MOVIES & ENTERTAINMENT (0.3%)
    67,400   Cinemark Holdings, Inc.                                             2,082
    65,000   IMAX Corp.*                                                         1,659
                                                                            ----------
                                                                                 3,741
                                                                            ----------
             RESTAURANTS (1.9%)
     29,500  BJ's Restaurants, Inc.*                                             1,012
     36,400  Buffalo Wild Wings, Inc.*                                           3,276
    226,400  CEC Entertainment, Inc.                                             7,555
    178,200  Denny's Corp.*                                                      1,011
      6,800  Fiesta Restaurant Group, Inc.                                         185
  1,442,000  Wendy's Co.                                                         8,205
                                                                            ----------
                                                                                21,244
                                                                            ----------
             SPECIALIZED CONSUMER SERVICES (1.8%)
    44,900   Coinstar, Inc.*                                                     2,371
   210,521   Matthews International Corp. "A"                                    7,749
   258,200   Sotheby's                                                           9,161
    19,400   Steiner Leisure Ltd.*                                                 940
                                                                            ----------
                                                                                20,221
                                                                            ----------
             SPECIALTY STORES (0.6%)
    38,600   Cabela's, Inc.*                                                     2,478
    42,100   Hibbett Sports, Inc.*                                               2,309
   105,339   MarineMax, Inc.*                                                    1,221
    11,000   Tiffany & Co.                                                         811
                                                                            ----------
                                                                                 6,819
                                                                            ----------
             Total Consumer Discretionary                                      176,046
                                                                            ----------
             CONSUMER STAPLES (3.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
   241,000   Fresh Del Monte Produce, Inc.                                       6,124
                                                                            ----------
             FOOD DISTRIBUTORS (0.8%)
   490,000   Darling International, Inc.*                                        9,070
                                                                            ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             FOOD RETAIL (0.8%)
   131,208   Casey's General Stores, Inc.                                   $    7,598
    39,100   Fresh Market, Inc.*                                                 1,600
     7,350   Susser Holdings Corp.*                                                391
                                                                            ----------
                                                                                 9,589
                                                                            ----------
             HYPERMARKETS & SUPER CENTERS (0.1%)
    15,000   PriceSmart, Inc.                                                    1,338
                                                                            ----------
             PACKAGED FOODS & MEAT (1.2%)
    29,564   Calavo Growers, Inc.                                                  839
    91,900   Post Holdings, Inc.                                                 4,024
   131,000   TreeHouse Foods, Inc.*                                              8,346
                                                                            ----------
                                                                                13,209
                                                                            ----------
             Total Consumer Staples                                             39,330
                                                                            ----------
             ENERGY (6.2%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    13,850   CONSOL Energy, Inc.                                                   466
   115,000   James River Coal Co.*                                                 190
                                                                            ----------
                                                                                   656
                                                                            ----------
             OIL & GAS DRILLING (1.5%)
   184,100   Atwood Oceanics, Inc.*                                              9,030
   739,000   McDermott International, Inc.*                                      7,892
                                                                            ----------
                                                                                16,922
                                                                            ----------
             OIL & GAS EQUIPMENT & SERVICES (2.4%)
     35,700  Bristow Group, Inc.                                                 2,256
    391,015  C&J Energy Services, Inc.*                                          7,738
    174,059  Era Group, Inc.                                                     3,977
  1,340,200  Key Energy Services, Inc.*                                          7,961
     78,459  Seacor Holdings, Inc.                                               5,658
     22,900  Superior Energy Services, Inc.*                                       632
                                                                            ----------
                                                                                28,222
                                                                            ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.0%)
   256,000   Approach Resources, Inc.*                                           6,072
   101,201   Diamondback Energy, Inc.                                            2,658
    26,000   Energy XXI (Bermuda) Ltd.                                             591
     4,900   Gulfport Energy Corp.*                                                256
   243,887   Halcon Resources Corp.*                                             1,595
                                                                            ----------
                                                                                11,172
                                                                            ----------
             OIL & GAS REFINING & MARKETING (0.5%)
    75,000   Clean Energy Fuels Corp.*                                             989
   165,370   Western Refining, Inc.                                              5,112
                                                                            ----------
                                                                                 6,101
                                                                            ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.7%)
   904,900   Scorpio Tankers, Inc.                                               7,827
                                                                            ----------
             Total Energy                                                       70,900
                                                                            ----------
             FINANCIALS (15.2%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   244,286   Harris & Harris Group, Inc.*                                          806
   132,928   Safeguard Scientifics, Inc.*                                        2,146
                                                                            ----------
                                                                                 2,952
                                                                            ----------

================================================================================

3  | USAA Small Cap Stock Fund

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             CONSUMER FINANCE (1.5%)
   550,000   AerCap Holdings N.V.*                                          $    8,728
   298,000   Air Lease Corp.                                                     8,198
    16,500   Cash America International, Inc.                                      720
                                                                            ----------
                                                                                17,646
                                                                            ----------
             INSURANCE BROKERS (0.3%)
   142,441   National Financial Partners Corp.*                                  3,609
                                                                            ----------
             LIFE & HEALTH INSURANCE (1.2%)
   438,000   American Equity Investment Life Insurance Co.                       6,675
   200,600   Primerica, Inc.                                                     6,812
                                                                            ----------
                                                                                13,487
                                                                            ----------
             PROPERTY & CASUALTY INSURANCE (2.3%)
   122,800   Amerisafe, Inc.                                                     4,011
   228,000   Aspen Insurance Holdings Ltd.                                       8,707
   252,134   Assured Guaranty Ltd.                                               5,201
   161,999   Hanover Insurance Group, Inc.                                       8,170
                                                                            ----------
                                                                                26,089
                                                                            ----------
             REAL ESTATE SERVICES (0.1%)
    47,986   FirstService Corp.*                                                 1,583
                                                                            ----------
             REGIONAL BANKS (6.4%)
   406,000   Cathay General Bancorp                                              8,002
   624,406   First Busey Corp.                                                   2,685
   521,656   First Midwest Bancorp, Inc.                                         6,547
 1,358,160   First Niagara Financial Group, Inc.                                12,916
   140,200   Hancock Holding Co.                                                 3,823
   377,580   International Bancshares Corp.                                      7,325
   191,700   MB Financial, Inc.                                                  4,747
   588,000   TCF Financial Corp.                                                 8,556
   643,000   Umpqua Holdings Corp.                                               7,716
   327,300   Webster Financial Corp.                                             7,649
    52,200   Westamerica Bancorp                                                 2,265
    13,500   Zions Bancorp                                                         332
                                                                            ----------
                                                                                72,563
                                                                            ----------
             REINSURANCE (0.4%)
    83,700   Platinum Underwriters Holdings Ltd.                                 4,750
                                                                            ----------
             REITs - INDUSTRIAL (0.3%)
   160,400   STAG Industrial, Inc.                                               3,535
                                                                            ----------
             REITs - OFFICE (0.3%)
   122,000   Mack-Cali Realty Corp.                                              3,388
                                                                            ----------
             REITs - RESIDENTIAL (0.5%)
   402,751   Campus Crest Communities, Inc.                                      5,502
                                                                            ----------
             REITs - SPECIALIZED (0.7%)
   422,094   DiamondRock Hospitality Co.                                         4,213
   376,500   Summit Hotel Properties, Inc.                                       3,761
                                                                            ----------
                                                                                 7,974
                                                                            ----------
             THRIFTS & MORTGAGE FINANCE (0.9%)
   224,129   Flushing Financial Corp.                                            3,402
   582,600   Northwest Bancshares, Inc.                                          7,137
                                                                            ----------
                                                                                10,539
                                                                            ----------
             Total Financials                                                  173,617
                                                                            ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             HEALTH CARE (13.7%)
             -------------------
             BIOTECHNOLOGY (2.0%)
    58,800   Aegerion Pharmaceuticals, Inc.*                                $    2,472
   169,900   Alkermes plc*                                                       5,201
   183,400   AVEO Pharmaceuticals, Inc.*                                           937
    41,400   BioMarin Pharmaceutical, Inc.*                                      2,716
    70,100   Gentium Spa ADR*                                                      576
   221,352   Harvard Bioscience, Inc.*                                           1,133
   105,800   Immunogen, Inc.*                                                    1,695
    51,400   Isis Pharmaceuticals, Inc.*                                         1,151
   339,500   Nanosphere, Inc.*                                                     940
    32,500   Onyx Pharmaceuticals, Inc.*                                         3,081
    16,200   Sarepta Therapeutics, Inc.*                                           470
    62,400   Seattle Genetics, Inc.*                                             2,306
                                                                            ----------
                                                                                22,678
                                                                            ----------
             HEALTH CARE EQUIPMENT (1.6%)
   115,162   Cutera, Inc.*                                                       1,279
   178,000   Integra LifeSciences Holdings Corp.*                                6,235
    46,800   Invacare Corp.                                                        630
   129,001   LeMaitre Vascular, Inc.                                               782
    87,140   Palomar Medical Technologies, Inc.*                                 1,181
   179,300   Solta Medical, Inc.*                                                  350
   138,500   Steris Corp.                                                        5,760
   171,339   Syneron Medical Ltd.*                                               1,530
                                                                            ----------
                                                                                17,747
                                                                            ----------
             HEALTH CARE FACILITIES (1.5%)
   252,900   AmSurg Corp.*                                                       8,487
   177,000   LifePoint Hospitals, Inc.*                                          8,496
                                                                            ----------
                                                                                16,983
                                                                            ----------
             HEALTH CARE SERVICES (0.3%)
    85,174   CorVel Corp.*                                                       4,043
                                                                            ----------
             HEALTH CARE SUPPLIES (1.5%)
    49,500   Align Technology, Inc.*                                             1,640
    65,180   Cynosure, Inc. "A"*                                                 1,686
    25,900   Haemonetics Corp.*                                                    997
   120,200   ICU Medical, Inc.*                                                  7,242
    94,988   Vascular Solutions, Inc.*                                           1,511
    56,000   West Pharmaceutical Services, Inc.                                  3,576
                                                                            ----------
                                                                                16,652
                                                                            ----------
             HEALTH CARE TECHNOLOGY (0.7%)
   155,400   Allscripts Healthcare Solutions, Inc.*                              2,151
   334,000   Quality Systems, Inc.                                               5,968
                                                                            ----------
                                                                                 8,119
                                                                            ----------
             LIFE SCIENCES TOOLS & SERVICES (2.9%)
    15,000   Bio-Rad Laboratories, Inc. "A"*                                     1,796
   553,050   Bruker Corp.*                                                       9,828
   272,400   Charles River Laboratories International, Inc.*                    11,847
   275,600   ICON plc*                                                           8,852
    32,562   Luminex Corp.*                                                        542
                                                                            ----------
                                                                                32,865
                                                                            ----------
             MANAGED HEALTH CARE (2.1%)
   274,000   Health Net, Inc.*                                                   8,055
   169,000   Magellan Health Services, Inc.*                                     8,646
   131,000   WellCare Health Plans, Inc.*                                        7,639
                                                                            ----------
                                                                                24,340
                                                                            ----------

================================================================================

5  | USAA Small Cap Stock Fund

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             PHARMACEUTICALS (1.1%)
   425,423   Durect Corp.*                                                  $      668
   221,000   Nektar Therapeutics*                                                2,396
   244,359   Nupathe, Inc.*                                                        818
   151,600   Optimer Pharmaceuticals, Inc.*                                      2,341
   193,861   Santarus, Inc.*                                                     3,561
   261,200   Sucampo Pharmaceuticals, Inc. "A"*                                  2,484
                                                                            ----------
                                                                                12,268
                                                                            ----------
             Total Health Care                                                 155,695
                                                                            ----------
             INDUSTRIALS (17.1%)
             -------------------
             AEROSPACE & DEFENSE (1.2%)
   126,388   Cubic Corp.                                                         5,431
   760,000   Exelis, Inc.                                                        8,489
                                                                            ----------
                                                                                13,920
                                                                            ----------
             AIR FREIGHT & LOGISTICS (0.8%)
   138,000   Atlas Air Worldwide Holdings, Inc.*                                 5,161
   305,300   UTi Worldwide, Inc.                                                 4,485
                                                                            ----------
                                                                                 9,646
                                                                            ----------
             BUILDING PRODUCTS (0.0%)
     4,000   Apogee Enterprises, Inc.                                              102
                                                                            ----------
             COMMERCIAL PRINTING (0.1%)
    84,400   InnerWorkings, Inc.*                                                  850
                                                                            ----------
             CONSTRUCTION & ENGINEERING (0.8%)
     7,600   Comfort Systems USA, Inc.                                              98
   375,000   Foster Wheeler AG*                                                  7,913
    13,600   MasTec, Inc.*                                                         378
    16,400   Primoris Services Corp.                                               361
                                                                            ----------
                                                                                 8,750
                                                                            ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
   111,700   Douglas Dynamics, Inc.                                              1,563
                                                                            ----------
             DIVERSIFIED SUPPORT SERVICES (1.3%)
   201,400   G & K Services, Inc. "A"                                            9,464
    63,700   Healthcare Services Group, Inc.                                     1,420
    48,000   KAR Auction Services, Inc.                                          1,074
     7,900   McGrath RentCorp                                                      245
    85,500   Mobile Mini, Inc.*                                                  2,405
                                                                            ----------
                                                                                14,608
                                                                            ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.8%)
    57,580   Acuity Brands, Inc.                                                 4,201
   318,690   Belden, Inc.                                                       15,750
                                                                            ----------
                                                                                19,951
                                                                            ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.2%)
   282,000   ABM Industries, Inc.                                                6,359
   193,100   Ceco Environmental Corp.                                            2,242
   249,037   Standard Parking Corp.*                                             5,352
                                                                            ----------
                                                                                13,953
                                                                            ----------
             HEAVY ELECTRICAL EQUIPMENT (0.1%)
    54,368   Power Solutions International, Inc.*                                1,516
                                                                            ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.7%)
    35,215   51job, Inc. ADR*                                                    2,028
   356,000   Korn/Ferry International*                                           5,892
                                                                            ----------
                                                                                 7,920
                                                                            ----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES (0.5%)
    88,150   Carlisle Companies, Inc.                                       $    5,718
                                                                            ----------
             INDUSTRIAL MACHINERY (4.4%)
   316,299   Albany International Corp. "A"                                      9,188
   154,000   Crane Co.                                                           8,290
   196,997   ESCO Technologies, Inc.                                             7,086
   311,000   Harsco Corp.                                                        6,789
    62,100   Kennametal, Inc.                                                    2,483
   215,500   Mueller Industries, Inc.                                           11,159
    43,164   RBC Bearings, Inc.*                                                 2,076
    59,700   Tennant Co.                                                         2,855
                                                                            ----------
                                                                                49,926
                                                                            ----------
             MARINE (0.4%)
    62,205   Kirby Corp.*                                                        4,658
                                                                            ----------
             OFFICE SERVICES & SUPPLIES (1.4%)
   863,400   ACCO Brands Corp.*                                                  5,828
   298,120   United Stationers, Inc.                                             9,680
                                                                            ----------
                                                                                15,508
                                                                            ----------
             RAILROADS (0.3%)
    39,600   Genesee & Wyoming, Inc. "A"*                                        3,374
                                                                            ----------
             RESEARCH & CONSULTING SERVICES (0.2%)
    21,000   Advisory Board Co.*                                                 1,032
    12,197   Exponent, Inc.                                                        643
                                                                            ----------
                                                                                 1,675
                                                                            ----------
             SECURITY & ALARM SERVICES (0.5%)
   231,000   Brink's Co.                                                         6,124
                                                                            ----------
             TRADING COMPANIES & DISTRIBUTORS (1.2%)
     3,000   DXP Enterprises, Inc.*                                                201
   178,000   GATX Corp.                                                          9,069
    73,963   Kaman Corp.                                                         2,499
    96,100   Titan Machinery, Inc.*                                              2,168
                                                                            ----------
                                                                                13,937
                                                                            ----------
             TRUCKING (0.1%)
    86,699   Celadon Group, Inc.                                                 1,456
                                                                            ----------
             Total Industrials                                                 195,155
                                                                            ----------
             INFORMATION TECHNOLOGY (16.8%)
             ------------------------------
             APPLICATION SOFTWARE (2.5%)
    21,150   Aspen Technology, Inc.*                                               645
    20,000   BroadSoft, Inc.*                                                      511
   130,900   Cadence Design Systems, Inc.*                                       1,806
    44,000   ClickSoftware Technologies Ltd.                                       317
   119,900   Monotype Imaging Holdings, Inc.                                     2,780
    91,200   PROS Holdings, Inc.*                                                2,364
   431,100   PTC, Inc.*                                                         10,351
    88,100   Qlik Technologies, Inc.*                                            2,291
   280,800   TiVo, Inc.*                                                         3,291
     7,050   Tyler Technologies, Inc.*                                             446
    28,000   Ultimate Software Group, Inc.*                                      2,705
    32,257   Verint Systems, Inc.*                                               1,066
                                                                            ----------
                                                                                28,573
                                                                            ----------

================================================================================

7  | USAA Small Cap Stock Fund

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT (2.3%)
    70,600   Aruba Networks, Inc.*                                          $    1,588
   761,100   Finisar Corp.*                                                      9,772
   519,000   JDS Uniphase Corp.*                                                 7,006
   152,072   Radware Ltd.*                                                       2,280
   122,800   Riverbed Technology, Inc.*                                          1,825
   275,700   ShoreTel, Inc.*                                                       995
   139,600   Ubiquiti Networks, Inc.                                             2,157
                                                                            ----------
                                                                                25,623
                                                                            ----------
             COMPUTER HARDWARE (1.6%)
   517,900   Diebold, Inc.                                                      15,169
     8,100   Stratasys Ltd.*                                                       673
   186,600   Super Micro Computer, Inc.*                                         1,795
                                                                            ----------
                                                                                17,637
                                                                            ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
   105,195   Euronet Worldwide, Inc.*                                            3,211
   252,981   Global Cash Access Holdings, Inc.*                                  1,804
    60,112   Maximus, Inc.                                                       4,790
    28,400   VeriFone Systems, Inc.*                                               610
                                                                            ----------
                                                                                10,415
                                                                            ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
    79,100   Coherent, Inc.                                                      4,424
    29,700   FEI Co.                                                             1,897
   104,300   MTS Systems Corp.                                                   6,357
    58,600   OSI Systems, Inc.*                                                  3,358
                                                                            ----------
                                                                                16,036
                                                                            ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    18,900   IPG Photonics Corp.                                                 1,204
                                                                            ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
    84,000   RealD, Inc.*                                                        1,257
                                                                            ----------
             INTERNET SOFTWARE & SERVICES (1.3%)
    15,500   Active Network, Inc.*                                                  78
   113,200   Angie's List, Inc.*                                                 2,744
   154,100   Constant Contact, Inc.*                                             2,252
    73,700   E2open, Inc.*                                                       1,047
    26,850   Liquidity Services, Inc.*                                             883
    69,800   LivePerson, Inc.*                                                     895
   225,400   Perficient, Inc.*                                                   2,362
    22,270   SciQuest, Inc.*                                                       509
    94,111   SPS Commerce, Inc.*                                                 4,436
                                                                            ----------
                                                                                15,206
                                                                            ----------
             IT CONSULTING & OTHER SERVICES (0.8%)
   200,769   Forrester Research, Inc.                                            7,197
    77,200   Virtusa Corp.*                                                      1,715
                                                                            ----------
                                                                                 8,912
                                                                            ----------
             OFFICE ELECTRONICS (0.5%)
   131,200   Zebra Technologies Corp. "A"*                                       6,120
                                                                            ----------
             SEMICONDUCTOR EQUIPMENT (1.1%)
    91,100   ATMI, Inc.*                                                         1,982
    63,484   Rudolph Technologies, Inc.*                                           741
   613,100   Teradyne, Inc.*                                                    10,079
                                                                            ----------
                                                                                12,802
                                                                            ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             SEMICONDUCTORS (2.5%)
 1,200,000   Atmel Corp.*                                                   $    7,764
    69,011   Ceva, Inc.*                                                         1,053
   433,900   Entropic Communications, Inc.*                                      1,840
    94,100   Inphi Corp.*                                                          885
 1,124,000   Lattice Semiconductor Corp.*                                        5,227
    21,100   Mellanox Technologies Ltd.*                                         1,076
   404,900   Microsemi Corp.*                                                    8,422
    40,000   Monolithic Power Systems, Inc.                                        965
    57,200   Pericom Semiconductor Corp.*                                          369
    30,000   Silicon Laboratories, Inc.*                                         1,191
                                                                            ----------
                                                                                28,792
                                                                            ----------
             SYSTEMS SOFTWARE (1.3%)
     5,700   Imperva, Inc.*                                                        222
   116,200   Infoblox, Inc.*                                                     2,569
    84,100   Proofpoint, Inc.*                                                   1,541
   100,500   Qualys, Inc.*                                                       1,105
    37,900   Red Hat, Inc.*                                                      1,817
    56,000   Sourcefire, Inc.*                                                   2,675
   243,600   Websense, Inc.*                                                     4,346
                                                                            ----------
                                                                                14,275
                                                                            ----------
             TECHNOLOGY DISTRIBUTORS (0.4%)
   163,300   ScanSource, Inc.*                                                   4,731
                                                                            ----------
             Total Information Technology                                      191,583
                                                                            ----------
             MATERIALS (6.5%)
             ----------------
             COMMODITY CHEMICALS (0.4%)
   103,600   Koppers Holdings, Inc.                                              4,549
                                                                            ----------
             DIVERSIFIED CHEMICALS (1.5%)
   218,000   Cabot Corp.                                                         8,188
   183,000   Scotts Miracle-Gro Co. "A"                                          8,299
                                                                            ----------
                                                                                16,487
                                                                            ----------
             DIVERSIFIED METALS & MINING (0.0%)
    16,600   Walter Energy, Inc.                                                   297
                                                                            ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
   391,000   Intrepid Potash, Inc.                                               7,198
                                                                            ----------
             FOREST PRODUCTS (0.5%)
    93,200   Deltic Timber Corp.                                                 5,823
                                                                            ----------
             METAL & GLASS CONTAINERS (1.0%)
   124,300   AptarGroup, Inc.                                                    6,973
    88,050   Greif, Inc. "A"                                                     4,242
                                                                            ----------
                                                                                11,215
                                                                            ----------
             PAPER PRODUCTS (0.2%)
    56,800   Schweitzer-Mauduit International, Inc.                              2,289
                                                                            ----------
             SPECIALTY CHEMICALS (1.6%)
   151,428   Innospec, Inc.                                                      6,664
    64,800   OM Group, Inc.*                                                     1,586
   110,000   Sensient Technologies Corp.                                         4,329
   378,961   Zep, Inc.                                                           5,760
                                                                            ----------
                                                                                18,339
                                                                            ----------
             STEEL (0.7%)
   178,000   Carpenter Technology Corp.                                          8,003
                                                                            ----------
             Total Materials                                                    74,200
                                                                            ----------

================================================================================

9  | USAA Small Cap Stock Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    54,550   Ruckus Wireless, Inc.                                         $    1,053
                                                                           ----------
             UTILITIES (2.0%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
   100,900   UNS Energy Corp.                                                   5,142
   135,700   Weststar Energy, Inc.                                              4,744
                                                                           ----------
                                                                                9,886
                                                                           ----------
             GAS UTILITIES (1.1%)
   143,300   Atmos Energy Corp.                                                 6,358
    49,150   New Jersey Resources Corp.                                         2,320
    87,600   WGL Holdings, Inc.                                                 4,049
                                                                           ----------
                                                                               12,727
                                                                           ----------
             Total Utilities                                                   22,613
                                                                           ----------
             Total Common Stocks (cost: $889,669)                           1,100,192
                                                                           ----------
             MONEY MARKET INSTRUMENTS (3.5%)

             MONEY MARKET FUNDS (3.5%)
39,573,359   State Street Institutional Liquid Reserve Fund, 0.11% (a)         39,573
                                                                           ----------
             Total Money Market Instruments (cost: $39,573)                    39,573
                                                                           ----------

             TOTAL INVESTMENTS (COST: $929,242)                            $1,139,765
                                                                           ==========

($ IN 000s)                                 VALUATION HIERARCHY
                                            -------------------

                                (LEVEL 1)      (LEVEL 2)      (LEVEL 3)
                              QUOTED PRICES      OTHER      SIGNIFICANT
                                IN ACTIVE     SIGNIFICANT   UNOBSERVABLE
                                 MARKETS      OBSERVABLE       INPUTS
                              FOR IDENTICAL      INPUTS
ASSETS                            ASSETS                                        TOTAL
-------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                $ 1,100,192     $     --       $     --     $1,100,192
Money Market Instruments:
  Money Market Funds                39,573           --             --         39,573
-------------------------------------------------------------------------------------
Total                          $ 1,139,765     $     --       $     --     $1,139,765
-------------------------------------------------------------------------------------

For the period of August 1, 2012, through April 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

11  | USAA Small Cap Stock Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. NEW ACCOUNTING PRONOUNCEMENTS -
--------------------------------
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

D. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $229,460,000 and $18,937,000, respectively, resulting in net unrealized appreciation of $210,523,000.

================================================================================

13  | USAA Small Cap Stock Fund

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,140,693,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.4% of net assets at April 30, 2013.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT  Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2013.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  14


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.